UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: March 31 2006

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  April 28 2006

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $201,112



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4288 100960.00SH       SOLE                100960.00
ACCENTURE LTD.                 COM              G1150G111     3539 117690.00SH       SOLE                117690.00
AEROFLEX INC.                  COM              007768104     4276 311425.00SH       SOLE                311425.00
ALCOA INC                      COM              013817101     4182 136845.00SH       SOLE                136845.00
AMERICAN INTL GROUP            COM              026874107     6057 91647.00 SH       SOLE                 91647.00
AMERUS GROUP CO                COM              03072M108     5071 84175.00 SH       SOLE                 84175.00
APACHE CORP                    COM              037411105     4971 75885.00 SH       SOLE                 75885.00
APPLIED MATERIALS, INC         COM              038222105     3908 223172.00SH       SOLE                223172.00
BB&T CORP.                     COM              054937107     4722 120470.00SH       SOLE                120470.00
BJ'S WHOLESALE CLUB INC        COM              05548J106     4934 156580.00SH       SOLE                156580.00
CHEESECAKE FACTORY             COM              163072101     4912 131172.00SH       SOLE                131172.00
CINTAS CORP                    COM              172908105     4369 102517.00SH       SOLE                102517.00
CISCO SYSTEMS                  COM              17275R102     4719 217760.00SH       SOLE                217760.00
DANAHER CORP                   COM              235851102     6317 99395.00 SH       SOLE                 99395.00
DOVER CORP                     COM              260003108     5644 116235.00SH       SOLE                116235.00
EGL, INC                       COM              268484102     7752 172265.00SH       SOLE                172265.00
EXPEDITORS INTL                COM              302130109     7689 89000.00 SH       SOLE                 89000.00
EXXON MOBIL CORPORATION        COM              30231G102     8032 131979.00SH       SOLE                131979.00
GARMIN LTD                     COM              G37260109     4925 62000.00 SH       SOLE                 62000.00
GENERAL ELECTRIC               COM              369604103      501 14400.00 SH       SOLE                 14400.00
GOLDMAN SACHS GROUP INC        COM              38141G104     6917 44071.00 SH       SOLE                 44071.00
HARLEY-DAVIDSON, INC           COM              412822108     4602 88705.00 SH       SOLE                 88705.00
HARMONIC INC                   COM              413160102     4004 628635.00SH       SOLE                628635.00
HENRY (JACK) & ASSOC, INC      COM              426281101     5840 255355.00SH       SOLE                255355.00
HOME DEPOT                     COM              437076102     4439 104945.00SH       SOLE                104945.00
ILLINOIS TOOL WORKS            COM              452308109     5415 56225.00 SH       SOLE                 56225.00
INTEL CORP                     COM              458140100     3341 171674.00SH       SOLE                171674.00
KEYCORP                        COM              493267108      572 15541.00 SH       SOLE                 15541.00
MICROSOFT CORP                 COM              594918104     4029 148067.00SH       SOLE                148067.00
PEPSICO, INC                   COM              713448108     5924 102501.00SH       SOLE                102501.00
PFIZER                         COM              717081103      317 12715.00 SH       SOLE                 12715.00
PROCTER & GAMBLE               COM              742718109     5269 91421.00 SH       SOLE                 91421.00
SCHERING-PLOUGH                COM              806605101     3360 176940.00SH       SOLE                176940.00
SCHWAB (CHARLES) CORP          COM              808513105     5119 297465.00SH       SOLE                297465.00
SOVEREIGN BANCORP              COM              845905108     5597 255445.00SH       SOLE                255445.00
ST JUDE MEDICAL                COM              790849103     3704 90340.00 SH       SOLE                 90340.00
SYMBOL TECHNOLOGIES            COM              871508107     2435 230135.00SH       SOLE                230135.00
TIDEWATER INC                  COM              886423102     5191 93992.00 SH       SOLE                 93992.00
VALSPAR CORP                   COM              920355104     5547 199021.00SH       SOLE                199021.00
VARIAN MEDICAL SYSTEMS, INC    COM              92220p105     5230 93135.00 SH       SOLE                 93135.00
WALGREEN                       COM              931422109      202  4686.00 SH       SOLE                  4686.00
WATSON PHARMACEUTICALS         COM              942683103     4172 145178.00SH       SOLE                145178.00
WELLS FARGO COMPANY            COM              949746101     5012 78467.00 SH       SOLE                 78467.00
ZIMMER HOLDINGS INC            COM              98956p102     4066 60155.00 SH       SOLE                 60155.00